Restructuring Charges (Tables)	12 Months Ended
Dec. 31, 2014
Restructuring Cost And Reserve [Line Items]
Schedule of Restructuring Costs

Restructuring costs were comprised of the following (in thousands):

	Year Ended December 31,
	2014	2013	2012
Employee-related costs	$9,211	$5,736	$573
Lease termination costs	1,332	5,202	1,887
Total	$10,543	$10,938	$2,460

Employee-Related Restructuring Reserves [Member]
Restructuring Cost And Reserve [Line Items]
Schedule of Changes in Restructuring Reserves

Changes in employee-related restructuring reserves were as follows (in thousands):

	Year Ended December 31,
	2014	2013	2012
Accrued employee-related costs, beginning of period	$4,336	$28	$104
Current year charges	8,264	5,736	573
Payments	(8,756)	(1,428)	(649)
Accrued employee-related costs, end of period	$3,844	$4,336	$28

Lease Termination Restructuring Reserves [Member]
Restructuring Cost And Reserve [Line Items]
Schedule of Changes in Restructuring Reserves

Changes in lease termination related restructuring reserves were as follows (in thousands):

	Year Ended December 31,
	2014	2013	2012
Accrued lease termination costs, beginning of period	$3,506	$2,335	$3,674
Current year charges	1,332	5,202	1,887
Payments	(3,444)	(4,031)	(3,226)
Accrued lease termination costs, end of period	$1,394	$3,506	$2,335